BUSINESS ACQUISITION - Narrative (Details) - Nortech Packaging Acquisition - USD ($) $ in Thousands		12 Months Ended		24 Months Ended
	Feb. 11, 2020	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2020
Disclosure of detailed information about business combination [line items]
Consideration transferred	$ 46,510
Contingent consideration	$ 10,806
Contingent consideration, measurement period	2 years
Consideration paid in cash, before adjustments	$ 36,500
Escrow deposit		$ 4,700		$ 4,700
Acquisition-related costs				$ 800
Gross carrying amount
Disclosure of detailed information about business combination [line items]
Contingent consideration	$ 12,000
Selling, general and administrative expense
Disclosure of detailed information about business combination [line items]
Acquisition-related costs		$ 100	$ 700